SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Variable lease payments, low-value and short-term lease payment	2,683	2,393	2,205
Auditor’s remuneration:
- Audit services	73	59	66
- Others	8	8	3